Fair Value of Assets & Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured on Recurring Basis
The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities—fixed income:
U.S. treasuries	$—	$128,995	$—	$128,995
Government agency issued MBS	—	227,038	—	227,038
Government agency issued CMO	—	275,014	—	275,014
Other U.S. government agencies	—	54,699	—	54,699
States and municipalities	—	34,573	—	34,573
Corporates and other debt	—	693,877	—	693,877
Equity, mutual funds, and other	—	(2)	—	(2)
Total trading securities—fixed income	—	1,414,194	—	1,414,194
Trading securities—mortgage banking	—	—	2,151	2,151
Loans held-for-sale	—	1,955	18,926	20,881
Securities available-for-sale:
U.S. treasuries	—	99	—	99
Government agency issued MBS	—	2,577,376	—	2,577,376
Government agency issued CMO	—	2,269,858	—	2,269,858
Corporates and other debt	—	55,782	—	55,782
Interest-only strips	—	—	1,270	1,270
Equity, mutual funds, and other	27,017	—	—	27,017
Total securities available-for-sale	27,017	4,903,115	1,270	4,931,402
Other assets:
Deferred compensation assets	39,822	—	—	39,822
Derivatives, forwards and futures	10,161	—	—	10,161
Derivatives, interest rate contracts	—	71,473	—	71,473
Total other assets	49,983	71,473	—	121,456
Total assets	$77,000	$6,390,737	$22,347	$6,490,084
Trading liabilities—fixed income:
U.S. treasuries	$—	$506,679	$—	$506,679
Corporates and other debt	—	131,836	—	131,836
Total trading liabilities—fixed income	—	638,515	—	638,515
Other liabilities:
Derivatives, forwards and futures	9,535	—	—	9,535
Derivatives, interest rate contracts	—	69,842	—	69,842
Derivatives, other	—	39	5,645	5,684
Total other liabilities	9,535	69,881	5,645	85,061
Total liabilities	$9,535	$708,396	$5,645	$723,576

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities—fixed income:
U.S. treasuries	$—	$146,988	$—	$146,988
Government agency issued MBS	—	256,611	—	256,611
Government agency issued CMO	—	150,058	—	150,058
Other U.S. government agencies	—	52,314	—	52,314
States and municipalities	—	60,351	—	60,351
Corporates and other debt	—	227,934	5	227,939
Equity, mutual funds, and other	—	242	—	242
Total trading securities—fixed income	—	894,498	5	894,503
Trading securities—mortgage banking	—	—	2,568	2,568
Loans held-for-sale	—	2,345	21,924	24,269
Securities available-for-sale:
U.S. treasuries	—	100	—	100
Government agency issued MBS	—	2,208,687	—	2,208,687
Government agency issued CMO	—	1,547,958	—	1,547,958
Equity, mutual funds, and other	25,249	—	—	25,249
Total securities available-for-sale	25,249	3,756,745	—	3,781,994
Other assets:
Mortgage servicing rights	—	—	985	985
Deferred compensation assets	32,840	—	—	32,840
Derivatives, forwards and futures	33,587	—	—	33,587
Derivatives, interest rate contracts	—	88,025	—	88,025
Derivatives, other	—	42	—	42
Total other assets	66,427	88,067	985	155,479
Total assets	$91,676	$4,741,655	$25,482	$4,858,813
Trading liabilities—fixed income:
U.S. treasuries	$—	$381,229	$—	$381,229
Other U.S. government agencies	—	844	—	844
Corporates and other debt	—	179,775	—	179,775
Total trading liabilities—fixed income	—	561,848	—	561,848
Other liabilities:
Derivatives, forwards and futures	33,274	—	—	33,274
Derivatives, interest rate contracts	—	96,371	—	96,371
Derivatives, other	—	7	6,245	6,252
Total other liabilities	33,274	96,378	6,245	135,897
Total liabilities	$33,274	$658,226	$6,245	$697,745

Summary of Changes in Level 3 Assets Measured At Fair Value
Changes in Recurring Level 3 Fair Value Measurements
The changes in Level 3 assets and liabilities measured at fair value for the years ended December 31, 2017, 2016 and 2015 on a recurring basis are summarized as follows:

	Year Ended December 31, 2017
(Dollars in thousands)	Trading securities		Interest-only strips- AFS		Loans held- for-sale		Net derivative liabilities
Balance on January 1, 2017	$2,573		$—		$21,924		$(6,245)
Total net gains/(losses) included in:
Net income	448		1,021		1,547		(596)
Purchases	—		1,413		168		—
Sales	(5)		(11,431)		—		—
Settlements	(865)		—		(4,346)		1,196
Net transfers into/(out of) Level 3	—		10,267	(b)	(367)	(d)	—
Balance on December 31, 2017	$2,151		$1,270		$18,926		$(5,645)
Net unrealized gains/(losses) included in net income	$303	(a)	$(171)	(c)	$1,547	(a)	$(596)	(e)

	Year Ended December 31, 2016
(Dollars in thousands)	Trading securities		Loans held-for-sale		Securities available- for-sale	Mortgage servicing rights, net	Net derivative liabilities
Balance on January 1, 2016	$4,377		$27,418		$1,500	$1,841	$(4,810)
Total net gains/(losses) included in:
Net income	604		3,380		—	31	(2,634)
Purchases	—		706		—	—	—
Sales	—		—		—	(205)	—
Settlements	(2,408)		(6,264)		(1,500)	(682)	1,199
Net transfers into/(out of) Level 3	—		(3,316)	(d)	—	—	—
Balance on December 31, 2016	$2,573		$21,924		$—	$985	$(6,245)
Net unrealized gains/(losses) included in net income	$159	(a)	$3,380	(a)	$—	$—	$(2,634)	(e)

	Year Ended December 31, 2015
(Dollars in thousands)	Trading securities		Loans held-for-sale		Securities available- for-sale	Mortgage servicing rights, net	Net derivative liabilities
Balance on January 1, 2015	$5,642		$27,910		$3,307	$2,517	$(5,240)
Total net gains/(losses) included in:
Net income	369		2,765		(47)	—	(775)
Purchases	—		3,116		—	—	—
Sales	—		—		(1,760)	—	—
Settlements	(1,634)		(4,462)		—	(676)	1,205
Net transfers into/(out of) Level 3	—		(1,911)	(d)	—	—	—
Balance on December 31, 2015	$4,377		$27,418		$1,500	$1,841	$(4,810)
Net unrealized gains/(losses) included in net income	$369	(a)	$2,765	(a)	$—	$—	$(775)	(e)

(a)	Primarily included in mortgage banking income on the Consolidated Statements of Income.

(b)	Transfers into interest-only strips - AFS level 3 measured on a recurring basis reflect movements from loans held-for-sale (Level 2 nonrecurring).

(c)	Primarily included in fixed income on the Consolidated Statements of Income.

(d)	Transfers out of loans held-for-sale level 3 measured on a recurring basis generally reflect movements into OREO (level 3 nonrecurring).

(e)	Included in Other expense.

Summary of Changes in Level 3 Net Derivative Asset (Liability) Measured at Fair Value
Changes in Recurring Level 3 Fair Value Measurements
The changes in Level 3 assets and liabilities measured at fair value for the years ended December 31, 2017, 2016 and 2015 on a recurring basis are summarized as follows:

	Year Ended December 31, 2017
(Dollars in thousands)	Trading securities		Interest-only strips- AFS		Loans held- for-sale		Net derivative liabilities
Balance on January 1, 2017	$2,573		$—		$21,924		$(6,245)
Total net gains/(losses) included in:
Net income	448		1,021		1,547		(596)
Purchases	—		1,413		168		—
Sales	(5)		(11,431)		—		—
Settlements	(865)		—		(4,346)		1,196
Net transfers into/(out of) Level 3	—		10,267	(b)	(367)	(d)	—
Balance on December 31, 2017	$2,151		$1,270		$18,926		$(5,645)
Net unrealized gains/(losses) included in net income	$303	(a)	$(171)	(c)	$1,547	(a)	$(596)	(e)

	Year Ended December 31, 2016
(Dollars in thousands)	Trading securities		Loans held-for-sale		Securities available- for-sale	Mortgage servicing rights, net	Net derivative liabilities
Balance on January 1, 2016	$4,377		$27,418		$1,500	$1,841	$(4,810)
Total net gains/(losses) included in:
Net income	604		3,380		—	31	(2,634)
Purchases	—		706		—	—	—
Sales	—		—		—	(205)	—
Settlements	(2,408)		(6,264)		(1,500)	(682)	1,199
Net transfers into/(out of) Level 3	—		(3,316)	(d)	—	—	—
Balance on December 31, 2016	$2,573		$21,924		$—	$985	$(6,245)
Net unrealized gains/(losses) included in net income	$159	(a)	$3,380	(a)	$—	$—	$(2,634)	(e)

	Year Ended December 31, 2015
(Dollars in thousands)	Trading securities		Loans held-for-sale		Securities available- for-sale	Mortgage servicing rights, net	Net derivative liabilities
Balance on January 1, 2015	$5,642		$27,910		$3,307	$2,517	$(5,240)
Total net gains/(losses) included in:
Net income	369		2,765		(47)	—	(775)
Purchases	—		3,116		—	—	—
Sales	—		—		(1,760)	—	—
Settlements	(1,634)		(4,462)		—	(676)	1,205
Net transfers into/(out of) Level 3	—		(1,911)	(d)	—	—	—
Balance on December 31, 2015	$4,377		$27,418		$1,500	$1,841	$(4,810)
Net unrealized gains/(losses) included in net income	$369	(a)	$2,765	(a)	$—	$—	$(775)	(e)

(a)	Primarily included in mortgage banking income on the Consolidated Statements of Income.

(b)	Transfers into interest-only strips - AFS level 3 measured on a recurring basis reflect movements from loans held-for-sale (Level 2 nonrecurring).

(c)	Primarily included in fixed income on the Consolidated Statements of Income.

(d)	Transfers out of loans held-for-sale level 3 measured on a recurring basis generally reflect movements into OREO (level 3 nonrecurring).

(e)	Included in Other expense.

Nonrecurring Fair Value Measurements
For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2017, 2016 and 2015, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment the related carrying value, and the fair value adjustments recorded during the respective periods.

	Carrying value at December 31, 2017				Year Ended December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale—SBAs and USDA	$—	$465,504	$1,473	$466,977	$(1,629)
Loans held-for-sale—first mortgages	—	—	618	618	36
Loans, net of unearned income (a)	—	—	26,666	26,666	(1,687)
OREO (b)	—	—	39,566	39,566	(996)
Other assets (c)	—	—	26,521	26,521	(3,468)
					$(7,744)

	Carrying value at December 31, 2016				Year Ended December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale—SBAs	$—	$4,286	$—	$4,286	$(1)
Loans held-for-sale—first mortgages	—	—	638	638	75
Loans, net of unearned income (a)	—	—	31,070	31,070	(2,055)
OREO (b)	—	—	11,235	11,235	(2,041)
Other assets (c)	—	—	29,609	29,609	(3,349)
					$(7,371)

	Carrying value at December 31, 2015				Year Ended December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale—first mortgages	$—	$—	$729	$729	$57
Loans, net of unearned income (a)	—	—	27,026	27,026	4,087
OREO (b)	—	—	24,977	24,977	(2,868)
Other assets (c)	—	—	24,577	24,577	(4,582)
					$(3,306)

(a)
Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses. Gains in 2015 are due to recoveries of previously charged-off amounts.

(b)
Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as OREO. Balance excludes OREO related to government insured mortgages.

(c)	Represents tax credit investments accounted for under the equity method.

Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements
The following tables provide information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2017 and 2016:

(Dollars in thousands)
Level 3 Class	Fair Value at December 31, 2017	Valuation Techniques	Unobservable Input	Values Utilized
Available-for-sale- securities SBA-interest only strips	$1,270	Discounted cash flow	Constant prepayment rate	10% - 11%
			Bond equivalent yield	17%
Loans held-for-sale - residential real estate	19,544	Discounted cash flow	Prepayment speeds - First mortgage	2% - 12%
			Prepayment speeds - HELOC	5% - 12%
			Foreclosure losses	50% - 70%
			Loss severity trends - First mortgage	5% - 30% of UPB
			Loss severity trends - HELOC	15% - 100% of UPB
Loans held-for-sale- unguaranteed interest in SBA loans	1,473	Discounted cash flow	Constant prepayment rate	8% - 12%
			Bond equivalent yield	9% - 10%
Derivative liabilities, other	5,645	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.2 billion
			Probability of resolution scenarios	10% - 30%
			Time until resolution	18 - 48 months
Loans, net of unearned income (a)	26,666	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction values adjustment	0% - 25% of reported value
OREO (b)	39,566	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (c)	26,521	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

(a)
Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.

(b)	Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as OREO. Balance excludes OREO related to government insured mortgages.

(c)	Represents tax credit investments accounted for under the equity method.

(Dollars in thousands)
Level 3 Class	Fair Value at December 31, 2016	Valuation Techniques	Unobservable Input	Values Utilized
Loans held-for-sale - residential real estate	$22,562	Discounted cash flow	Prepayment speeds - First mortgage	2% - 13%
			Prepayment speeds - HELOC	3% - 15%
			Foreclosure losses	50% - 70%
			Loss severity trends - First mortgage	5% - 50% of UPB
			Loss severity trends - HELOC	15% - 100% of UPB
Derivative liabilities, other	6,245	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.2 billion
			Probability of resolution scenarios	10% - 30%
			Time until resolution	24 - 54 months
Loans, net of unearned income (a)	31,070	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction values adjustment	0% - 25% of reported value
OREO (b)	11,235	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (c)	29,609	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

(a)
Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.

(b)	Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as OREO. Balance excludes OREO related to government insured mortgages.

(c)	Represents tax credit investments accounted for under the equity method.

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount
The following tables reflect the differences between the fair value carrying amount of residential real estate loans held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.

	December 31, 2017
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$20,881	$29,755	$(8,874)
Nonaccrual loans	5,783	10,881	(5,098)
Loans 90 days or more past due and still accruing	—	—	—
	December 31, 2016
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$24,269	$35,262	$(10,993)
Nonaccrual loans	6,775	12,910	(6,135)
Loans 90 days or more past due and still accruing	211	331	(120)

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings
Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Year Ended December 31
(Dollars in thousands)	2017	2016	2015
Changes in fair value included in net income:
Mortgage banking noninterest income
Loans held-for-sale	$1,547	$3,380	$2,765

Summary Of Book Value And Estimated Fair Value Of Financial Instruments
The following table summarizes the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as of December 31, 2017:

	December 31, 2017
	Book Value	Fair Value
(Dollars in thousands)		Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$15,959,062	$—	$—	$15,990,991	$15,990,991
Commercial real estate	4,186,268	—	—	4,215,367	4,215,367
Consumer:
Consumer real estate	6,330,384	—	—	6,320,308	6,320,308
Permanent mortgage	383,742	—	—	388,396	388,396
Credit card & other	609,918	—	—	607,955	607,955
Total loans, net of unearned income and allowance for loan losses	27,469,374	—	—	27,523,017	27,523,017
Short-term financial assets:
Interest-bearing cash	1,185,600	1,185,600	—	—	1,185,600
Federal funds sold	87,364	—	87,364	—	87,364
Securities purchased under agreements to resell	725,609	—	725,609	—	725,609
Total short-term financial assets	1,998,573	1,185,600	812,973	—	1,998,573
Trading securities (a)	1,416,345	—	1,414,194	2,151	1,416,345
Loans held-for-sale:		—
Mortgage loans	88,173	—	6,902	81,271	88,173
USDA & SBA loans	466,977	—	467,227	1,510	468,737
Other consumer loans	144,227	—	9,965	134,262	144,227
Securities available-for-sale (a) (b)	5,170,255	27,017	4,903,115	240,123	5,170,255
Securities held-to-maturity	10,000	—	—	9,901	9,901
Derivative assets (a)	81,634	10,161	71,473	—	81,634
Other assets:
Tax credit investments	119,317	—	—	112,292	112,292
Deferred compensation assets	39,822	39,822	—	—	39,822
Total other assets	159,139	39,822	—	112,292	152,114
Nonearning assets:
Cash & due from banks	639,073	639,073	—	—	639,073
Fixed income receivables	68,693	—	68,693	—	68,693
Accrued interest receivable	97,239	—	97,239	—	97,239
Total nonearning assets	805,005	639,073	165,932	—	805,005
Total assets	$37,809,702	$1,901,673	$7,851,781	$28,104,527	$37,857,981
Liabilities:
Deposits:
Defined maturity	$3,322,921	$—	$3,293,650	$—	$3,293,650
Undefined maturity	27,297,441	—	27,297,431	—	27,297,431
Total deposits	30,620,362	—	30,591,081	—	30,591,081
Trading liabilities (a)	638,515	—	638,515	—	638,515
Short-term financial liabilities:
Federal funds purchased	399,820	—	399,820	—	399,820
Securities sold under agreements to repurchase	656,602	—	656,602	—	656,602
Other short-term borrowings	2,626,213	—	2,626,213	—	2,626,213
Total short-term financial liabilities	3,682,635	—	3,682,635	—	3,682,635
Term borrowings:
Real estate investment trust-preferred	46,100	—	—	48,880	48,880
Term borrowings—new market tax credit investment	18,000	—	—	17,930	17,930
Secured borrowings	18,642	—	—	18,305	18,305
Junior subordinated debentures	187,281	—	—	187,281	187,281
Other long term borrowings	948,074	—	966,292	—	966,292
Total term borrowings	1,218,097	—	966,292	272,396	1,238,688
Derivative liabilities (a)	85,061	9,535	69,881	5,645	85,061
Other noninterest-bearing liabilities:
Fixed income payables	48,996	—	48,996	—	48,996
Accrued interest payable	16,270	—	16,270	—	16,270
Total other noninterest-bearing liabilities	65,266	—	65,266	—	65,266
Total liabilities	$36,309,936	$9,535	$36,013,670	$278,041	$36,301,246

(a)	Classes are detailed in the recurring and nonrecurring measurement tables.

(b)	Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $134.6 million.

The following table summarizes the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as of December 31, 2016:

	December 31, 2016
	Book Value	Fair Value
(Dollars in thousands)		Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$12,058,689	$—	$—	$11,918,374	$11,918,374
Commercial real estate	2,101,671	—	—	2,078,306	2,078,306
Consumer:
Consumer real estate	4,473,395	—	—	4,385,669	4,385,669
Permanent mortgage	406,836	—	—	404,930	404,930
Credit card & other	346,861	—	—	347,577	347,577
Total loans, net of unearned income and allowance for loan losses	19,387,452	—	—	19,134,856	19,134,856
Short-term financial assets:
Interest-bearing cash	1,060,034	1,060,034	—	—	1,060,034
Federal funds sold	50,838	—	50,838	—	50,838
Securities purchased under agreements to resell	613,682	—	613,682	—	613,682
Total short-term financial assets	1,724,554	1,060,034	664,520	—	1,724,554
Trading securities (a)	897,071	—	894,498	2,573	897,071
Loans held-for-sale (a)	111,248	—	6,631	104,617	111,248
Securities available-for-sale (a) (b)	3,943,499	25,249	3,756,745	161,505	3,943,499
Securities held-to-maturity	14,347	—	—	14,773	14,773
Derivative assets (a)	121,654	33,587	88,067	—	121,654
Other assets:
Tax credit investments	100,105	—	—	98,400	98,400
Deferred compensation assets	32,840	32,840	—	—	32,840
Total other assets	132,945	32,840	—	98,400	131,240
Nonearning assets:
Cash & due from banks	373,274	373,274	—	—	373,274
Fixed income receivables	57,411	—	57,411	—	57,411
Accrued interest receivable	62,887	—	62,887	—	62,887
Total nonearning assets	493,572	373,274	120,298	—	493,572
Total assets	$26,826,342	$1,524,984	$5,530,759	$19,516,724	$26,572,467
Liabilities:
Deposits:
Defined maturity	$1,355,133	$—	$1,361,104	$—	$1,361,104
Undefined maturity	21,317,230	—	21,317,230	—	21,317,230
Total deposits	22,672,363	—	22,678,334	—	22,678,334
Trading liabilities (a)	561,848	—	561,848	—	561,848
Short-term financial liabilities:
Federal funds purchased	414,207	—	414,207	—	414,207
Securities sold under agreements to repurchase	453,053	—	453,053	—	453,053
Other short-term borrowings	83,177	—	83,177	—	83,177
Total short-term financial liabilities	950,437	—	950,437	—	950,437
Term borrowings:
Real estate investment trust-preferred	46,032	—	—	49,350	49,350
Term borrowings—new market tax credit investment	18,000	—	—	17,918	17,918
Borrowings secured by residential real estate	23,126	—	—	21,969	21,969
Other long term borrowings	953,498	—	965,066	—	965,066
Total term borrowings	1,040,656	—	965,066	89,237	1,054,303
Derivative liabilities (a)	135,897	33,274	96,378	6,245	135,897
Other noninterest-bearing liabilities:
Fixed income payables	21,002	—	21,002	—	21,002
Accrued interest payable	10,336	—	10,336	—	10,336
Total other noninterest-bearing liabilities	31,338	—	31,338	—	31,338
Total liabilities	$25,392,539	$33,274	$25,283,401	$95,482	$25,412,157

(a)	Classes are detailed in the recurring and nonrecurring measurement tables.

(b)	Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $68.6 million.

	Contractual Amount		Fair Value
(Dollars in thousands)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Unfunded Commitments:
Loan commitments	$10,678,485	$8,744,649	$2,617	$2,924
Standby and other commitments	420,728	277,549	5,274	4,037